EQUITY - Schedule Of Basic And Diluted Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [abstract]
Net income (loss)	$ 1,130	$ 2,056
Dilutive effect of conversion of subsidiary preferred shares	(166)	(150)
Profit (loss), attributable to ordinary equity holders of parent entity	964	1,906
Dilutive effect of exchangeable shares issued in a consolidated subsidiary	5	5
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	$ 969	$ 1,911
Weighted average - common shares	1,558.5	1,567.5
Dilutive effect of the conversion of options and escrowed shares using the treasury stock method	29.7	40.7
Common shares and common share equivalents	1,588.2	1,608.2